Company Information and Operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Company Information And Operations [Abstract]
Summary of Wholly-Owned Subsidiaries

As of December 31, 2021, the Company had the following wholly-owned subsidiaries:

Name	Country of domicile
SOPHiA GENETICS S.A.S.	France
SOPHiA GENETICS LTD	UK
SOPHiA GENETICS, Inc.	USA
SOPHiA GENETICS Intermediação de Negócios EIRELI	Brazil
SOPHiA GENETICS PTY LTD	Australia
SOPHiA GENETICS S.R.L.	Italy